Document and Entity Information	0 Months Ended
Mar. 11, 2015
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2014
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Mar. 11, 2015
Document Effective Date	Mar. 11, 2015
Prospectus Date	Feb. 01, 2015
Eaton Vance Build America Bond Fund | Class A
Risk/Return:
Trading Symbol	EBABX
Eaton Vance Build America Bond Fund | Class C
Risk/Return:
Trading Symbol	ECBAX
Eaton Vance Build America Bond Fund | Class I
Risk/Return:
Trading Symbol	EIBAX